Loans to Third Pairties, Net (Tables)	12 Months Ended
Mar. 31, 2025
Loans to Third Pairties, Net [Abstract]
Schedule of Loans to Third Parties

Loans to third parties consisted of the following:

	As of March 31, 2025	As of March 31, 2024
Loans to third parties, current:
Beijing Chuangyouyi Education Technology Co., Ltd (a)	$52,512	$83,099
Beijing Dejinbao Mining Engineering Co., Ltd (b)	496,093	498,594
Individual Person (c)	27,561	27,700
Loans to third parties, noncurrent:
Beijing Dejinbao Mining Engineering Co., Ltd (b)	224,588	194,229
Less: allowance for doubtful accounts
Beijing Chuangyouyi Education Technology Co., Ltd (a)	(53,830)	(84,424)
Total loan to third parties, net	$746,924	$719,198

(a)	On December 25, 2017, Distance Learning loaned RMB 600,000 (USD 82,682 as of March 31, 2025) to Beijing Chuangyouyi Education Technology Co., Ltd (“Chuangyouyi”). The loan bears an interest rate of 6% and is not guaranteed. The maturity was December 24, 2018. Chuangyouyi repaid RMB 218,937 (USD 30,170 as of March 31, 2025) to the company during in September and December 2024. The remaining balance of RMB 381,063 (USD 52,512 as of March 31, 2025) upon maturity, the Company has fully accrued allowance for the balance.

(b)	On September 5, 2017, Distance Learning loaned RMB3,000,000 (USD 413,411 as of March 31, 2025) to Beijing Dejinbao Mining Engineering Co., Ltd (“Dejinbao”). The loan bears an interest rate of 6% and is not guaranteed. The original maturity was September 5, 2019, and was later extended to September 5, 2023. On September 27, 2018, Distance Learning loaned an additional RMB600,000 (USD 82,682 as of March 31, 2025) to Dejinbao. The loan bears an interest rate of 6% and is not guaranteed. The maturity of the loan is September 26, 2025.

(c)	On February 13, 2023, Distance Learning loaned RMB200,000 (USD 27,561 as of March 31, 2024) to a third part. The loan to an individual person is unsecured, non-interest bearing and due on demand.